Operating Segments - Summary of External Revenue by Location of Customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	€ 143,769	€ 144,185	€ 71,579
Percentage of entity's revenue	100.00%	100.00%	100.00%
SPAIN
Disclosure of geographical areas [line items]
Revenue	€ 29,590	€ 20,076	€ 6,910
Percentage of entity's revenue	21.00%	14.00%	10.00%
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	€ 22,268	€ 19,412	€ 4,713
Percentage of entity's revenue	15.00%	13.00%	7.00%
ITALY
Disclosure of geographical areas [line items]
Revenue	€ 14,686	€ 14,927	€ 7,338
Percentage of entity's revenue	10.00%	10.00%	10.00%
GERMANY
Disclosure of geographical areas [line items]
Revenue	€ 9,111	€ 7,944	€ 12,034
Percentage of entity's revenue	6.00%	6.00%	17.00%
Other Countries [Member]
Disclosure of geographical areas [line items]
Revenue	€ 68,114	€ 81,826	€ 40,584
Percentage of entity's revenue	47.00%	57.00%	57.00%